SUPPLEMENT DATED JULY 29, 2009 TO THE
FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS

DATED JANUARY 31, 2009

This Supplement replaces the Supplement dated June 11, 2009.

The fourth and fifth paragraphs on page 79 under the section heading “Fund Management” are deleted in their entirety and replaced with the following:

Mr. Wagner, Director of Fixed Income, also serves as the Portfolio Manager of the Government Fund and Co-Portfolio Manager of the Investment Grade Fund. He has managed the Government Fund since 1995 and has served as the Portfolio Manager or Co-Portfolio Manager of the Investment Grade Fund since 2007. He also serves as a Portfolio Manager or Co-Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

Rajeev Sharma serves as the Co-Portfolio Manager of the Investment Grade Fund and also serves as a Co-Portfolio Manager of another First Investors Fund. Mr. Sharma joined FIMCO in July 2009 and prior to joining FIMCO, Mr. Sharma was a Vice-President and Senior Corporate Credit Analyst at Lazard Asset Management, LLC (2005-2009) and Associate Director, Corporate Ratings at Standard & Poor’s Ratings Services (2002-2005).

IEP0709

SUPPLEMENT DATED JULY 29, 2009 TO THE
FIRST INVESTORS INVESTMENT GRADE FUND PROSPECTUS

DATED JANUARY 31, 2009

This Supplement replaces the Supplement dated June 11, 2009.

The second and third paragraphs on page 9 under the section heading “Who manages the Investment Grade Fund?” are deleted in their entirety and replaced with the following:

Clark D. Wagner, Director of Fixed Income, serves as Co-Portfolio Manager of the Investment Grade Fund and has served as the Portfolio Manager or Co-Portfolio Manager of the Fund since 2007. He also serves as a Portfolio Manager and Co-Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

Rajeev Sharma serves as the Co-Portfolio Manager of the Investment Grade Fund and also serves as a Co-Portfolio Manager of another First Investors Fund. Mr. Sharma joined FIMCO in July 2009 and prior to joining FIMCO, Mr. Sharma was a Vice-President and Senior Corporate Credit Analyst at Lazard Asset Management, LLC (2005-2009) and Associate Director, Corporate Ratings at Standard & Poor’s Ratings Services (2002-2005).

IG0709

SUPPLEMENT DATED JULY 29, 2009 TO THE
FIRST INVESTORS INCOME FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 31, 2009

1.

The information regarding the Investment Grade Fund in the section “Portfolio Managers” under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2008” on page I-9 is supplemented with the following:

A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2008[1]
Name of Portfolio Manager and Fund Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts which Advisory Fee is Based on Account Performance	Total Assets in the Accounts which Advisory Fee is Based on Account Performance (in millions)
FIMCO’s Portfolio Managers:
Rajeev Sharma: Investment Grade	Other Registered Investment Companies	1	$36.3	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

1 Information for Rajeev Sharma is as of July 27, 2009.

2.

The information regarding the Investment Grade Fund in the section “Portfolio Managers” under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2008” on page I-11 is supplemented with the following:

D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2008[2]
FIMCO’s Portfolio Managers:
Name	Fund	Dollar Range of Fund Ownership (dollars)
Rajeev Sharma	Investment Grade	None

2 Information for Rajeev Sharma is as of July 27, 2009.

IFSAI0709